Commitments and Contigencies - Additional Information (Details) - Dec. 31, 2022	USD ($)	CNY (¥)
Loss Contingencies [Line Items]
Other Parties Demand of Return Payment | $	$ 44,941,000
First Bank Account [Member]
Loss Contingencies [Line Items]
Frozen Amount | ¥		¥ 48,112
Second Bank Account [Member]
Loss Contingencies [Line Items]
Frozen Amount | ¥		¥ 324
Indemnification Agreement [Member]
Loss Contingencies [Line Items]
Other Parties Demand of Return Payment | $	$ 1,680,527